Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
NET REVENUE
Sales	$ 40,479		$ 6,799		$ 86,933		$ 6,799		$ 74,884
COST OF SALES	7,085		2,000		21,852		2,000		28,802
GROSS PROFIT	33,394		4,799		65,081		4,799		46,082
OPERATING EXPENSES
General and administrative	418,195	[1]	525,760	[1]	650,877	[1]	1,021,334	[1]	1,585,329	[2]	1,689,883	[2]
Legal and accounting	68,335		163,770		130,699		297,474		416,772		246,520
Payroll expenses	101,786	[1]	99,803	[1]	206,575	[1]	191,854	[1]	316,837	[2]	767,257	[2]
Research and development	2,608		16,233		6,251		28,429		187,655		128,044
Sales and marketing	109,158	[1]	25	[1]	252,301	[1]	8,067	[1]	135,290		3,800
Total Operating expenses	700,082		805,591		1,246,703		1,547,158		2,641,883		2,835,504
LOSS BEFORE OTHER INCOME (EXPENSE)	(666,688)		(800,792)		(1,181,622)		(1,542,359)		(2,595,801)		(2,835,504)
OTHER (EXPENSE) INCOME
Interest income (expenses), net	1,032		1,074		2,660		283		6,664		(218,316)
Gain on derecognition of note payable and accrued interest									83,667
Settlement agreement with shareholders							(779,000)		(779,000)
Gain on accounts payable forgiveness			4,523				402,248		352,008
Loss on settlement of related party notes payable											(331,912)
Other income											392
TOTAL OTHER INCOME (EXPENSE)	1,032		5,597		2,660		(376,469)		(336,661)		(549,836)
NET LOSS	$ (665,656)		$ (795,195)		$ (1,178,962)		$ (1,918,828)		(2,932,462)		(3,385,340)
Less: Deemed dividend on convertible preferred shares											(596,878)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS									$ (2,932,462)		$ (3,982,218)
LOSS PER SHARE
BASIC (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.01)		$ (0.02)		$ (0.03)		$ (0.14)
DILUTED (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.01)		$ (0.02)		$ (0.03)		$ (0.14)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC (in shares)	97,520,779		95,910,130		96,434,361		86,488,400		93,851,170		28,244,361
DILUTED (in shares)	97,520,779		95,910,130		96,434,361		86,488,400		93,851,170		28,244,361

[1]	Includes share-based compensation of $259,923 and $349,008 for the three and six months ended June 30, 2019 and $215,810 and $505,713 for the three and six months ended June 30, 2018.
[2]	Includes share-based compensation of $828,203 and $1,800,181 for the years ended December 31, 2018 and 2017, respectively.